Investments in Associates and Other Companies (Details) - Schedule of Activity with Respect to Investments in Other Companies - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Associates and Other Companies [Abstract]
Opening balance as of January 1,		$ 55,284	$ 46,586	$ 37,694
Acquisition of investments	$ 0	0	0
Sale of investments	(106)	0	0
Participation in income	8,421	8,404	10,310
Dividends received	(966)	(2,944)	526
Other adjustments	(2,848)	3,238	(1,944)
Closing balances as of December 31,	$ 59,785	$ 55,284	$ 46,586